Schedule of Investments - Virtus Reaves Utilities ETF

April 30, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.3%
Utilities - 97.3%
Alliant Energy Corp.	26,194	$1,540,469
Ameren Corp.	22,045	2,047,981
American Water Works Co., Inc.	12,565	1,936,015
Atmos Energy Corp.	19,060	2,161,404
Clearway Energy, Inc. Class A	17,421	495,105
CMS Energy Corp.	28,290	1,943,240
Constellation Energy Corp.	19,650	1,163,477
Dominion Energy, Inc.	27,917	2,279,144
DTE Energy Co.	6,486	849,925
Edison International	32,152	2,211,736
Emera, Inc. (Canada)	38,495	1,858,751
Entergy Corp.	21,047	2,501,436
Exelon Corp.	62,290	2,913,926
NextEra Energy Partners LP	22,214	1,480,785
NextEra Energy, Inc.	112,494	7,989,324
NiSource, Inc.	66,671	1,941,460
PG&E Corp.*	66,954	846,968
Public Service Enterprise Group, Inc.	29,146	2,030,310
Sempra Energy	13,473	2,174,003
Vistra Corp.	70,016	1,751,800
WEC Energy Group, Inc.	15,677	1,568,484
Xcel Energy, Inc.	20,898	1,530,988

TOTAL INVESTMENTS - 97.3%
(Cost $42,558,331)		45,216,731
Other Assets in Excess of Liabilities - 2.7%		1,247,430
Net Assets - 100.0%		$46,464,161

*	Non-income producing security.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$45,216,731	$—	$—	$45,216,731
Total	$45,216,731	$—	$—	$45,216,731